iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobiles  —  2 .6%
Thor Industries, Inc. ....................... 3,827 $ 452,543
a
Banks  —  17 .6%
First Hawaiian, Inc. ....................... 21,991 502,714
FNB Corp. ............................. 34,620 476,718
JPMorgan Chase & Co. .................... 2,723 463,182
Pinnacle Financial Partners, Inc. ............... 6,991 609,755
Synovus Financial Corp. .................... 13,093 492,952
Webster Financial Corp. .................... 10,491 532,523
3,077,844
a
Building Products  —  2 .8%
Builders FirstSource, Inc.
(a)
.................. 2,912 486,129
a
Capital Markets  —  12 .1%
Affiliated Managers Group, Inc. ............... 2,642 400,052
Interactive Brokers Group, Inc. , Class A .......... 4,768 395,267
Janus Henderson Group PLC ................ 14,534 438,200
State Street Corp. ........................ 5,412 419,213
Stifel Financial Corp. ...................... 6,637 458,949
2,111,681
a
Chemicals  —  5 .0%
LyondellBasell Industries NV , Class A ........... 4,313 410,080
Westlake Corp. .......................... 3,315 463,967
874,047
a
Consumer Finance  —  4 .9%
Capital One Financial Corp. .................. 3,621 474,785
Discover Financial Services .................. 3,389 380,924
855,709
a
Diversified Telecommunication Services  —  5 .5%
AT&T, Inc. .............................. 24,831 416,664
Frontier Communications Parent, Inc.
(a) (b)
......... 21,247 538,399
955,063
a
Electric Utilities  —  4 .0%
Avangrid, Inc. ........................... 10,511 340,662
Pinnacle West Capital Corp. ................. 4,862 349,286
689,948
a
Entertainment  —  0 .6%
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 3,031 113,329
a
Ground Transportation  —  2 .0%
Schneider National, Inc. , Class B .............. 13,790 350,956
a
Household Durables  —  2 .9%
Toll Brothers, Inc. ......................... 5,009 514,875
a
Insurance  —  14 .4%
Axis Capital Holdings Ltd. ................... 7,357 407,357
CNA Financial Corp. ....................... 10,255 433,889
Old Republic International Corp. ............... 15,735 462,609
Principal Financial Group, Inc. ................ 5,222 410,815
Security Shares Value
a
Insurance (continued)
Unum Group ............................ 8,303 $ 375,461
White Mountains Insurance Group Ltd. .......... 285 428,928
2,519,059
a
Media  —  2 .0%
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
12,101 348,267
a
Metals & Mining  —  5 .2%
Cleveland-Cliffs, Inc.
(a)
..................... 23,631 482,545
Nucor Corp. ............................ 2,415 420,307
902,852
a
Office REITs  —  2 .4%
Cousins Properties, Inc. .................... 17,371 422,984
a
Oil, Gas & Consumable Fuels  —  2 .3%
Kinder Morgan, Inc. , Class P ................. 22,999 405,702
a
Paper & Forest Products  —  2 .1%
Louisiana-Pacific Corp. ..................... 5,282 374,124
a
Passenger Airlines  —  1 .7%
Alaska Air Group, Inc.
(a)
..................... 7,447 290,954
a
Real Estate Management & Development  —  2 .6%
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 7,880 455,937
a
Retail REITs  —  2 .5%
Spirit Realty Capital, Inc. .................... 10,057 439,390
a
Specialty Retail  —  2 .1%
AutoNation, Inc.
(a) (b)
....................... 2,406 361,333
a
Technology Hardware, Storage & Peripherals  —  2 .3%
Hewlett Packard Enterprise Co. ............... 23,574 400,287
a
Total Long-Term Investments — 99.6%
(Cost: $ 15,668,069 ) ................................. 17,403,013
a
Short-Term Securities
Money Market Funds  —  2 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (d) (e)
...................... 420,874 421,126
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................ 28,168 28,168
a
Total Short-Term Securities — 2.6%
(Cost: $ 449,173 ) ................................... 449,294
Total Investments — 102.2%
(Cost: $ 16,117,242 ) ................................. 17,852,307
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (389,397)
Net Assets — 100.0% ................................. $ 17,462,910
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Focused Value Factor ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ —  $ 420,903
(a)
$ —  $ 102  $ 121  $ 421,126  420,874  $ 905
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 32,125  —  (3,957)
(a)
—  —  28,168  28,168  1,853  —
$ 102  $ 121
$ 449,294
$ 2,758  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 5 03/15/24 $ 51 $ 2,944

iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 17,403,013  $ —  $ —  $ 17,403,013
Short-Term Securities
Money Market Funds ...................................... 449,294  —  —  449,294
$ 17,852,307  $ —  $ —  $ 17,852,307
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,944  $ —  $ —  $ 2,944
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)